Prepaid Expenses and Deposits	2 Months Ended	7 Months Ended
	Feb. 28, 2017	Dec. 31, 2016
Prepaid Expenses And Deposits
Prepaid Expenses and Deposits

5. PREPAID EXPENSES AND DEPOSITS

Prepaid expenses and deposits consisted of the following at February 28, 2017.

2017
Prepaid expenses	$34,451
Deposits and other receivable	45,234
Total prepaid expenses and deposits	$79,685

5. PREPAID EXPENSES AND DEPOSITS

Prepaid expenses and deposits consisted of the following at December 31, 2016.

2016
Prepaid expenses	$29,137
Deposits	11,419
Total prepaid expenses and deposits	$40,556